Going Concern (Details)						12 Months Ended
	Oct. 19, 2026 USD ($)	Oct. 19, 2026 CNY (¥)	Oct. 13, 2026 CNY (¥)	Jun. 01, 2026 USD ($)	Jun. 01, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Going Concern [Line Items]
Net loss from continuing operations						$ (3,674,604)		$ (32,521,081)	$ 640,485
Net cash outflow from operating activities						3,404,314		5,845,029	1,513,072
Capital contribution						1,393,174		$ 3,345,657
Working Capital Deficit						166,970
Shenzhen Wengu [Member]
Going Concern [Line Items]
Capital contribution				$ 1,031,672	¥ 7,000,000
Amount received						$ 442,145	¥ 3,000,000
Forecast [Member]
Going Concern [Line Items]
Bank loans	$ 1,252,745	¥ 8,500,000	¥ 1,500,000
Percentage of annual interest rate	3.00%	3.00%